Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of defined benefit plans [line items]
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 2,102	$ 2,042	$ 1,964	$ 6,263	$ 5,994
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	67		62	201	187
Net interest expense on net defined benefit (asset) liability	2		1	6	1
Administrative expenses	1		1	3	3
Benefits expense	70		64	210	191
Canada and Quebec pension plan expense	24		22	76	75
Defined contribution expense	33		37	126	135
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	127		123	412	401
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2		2	6	8
Net interest expense on net defined benefit (asset) liability	8		8	23	24
Benefits expense	10		10	29	32
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 10		$ 10	$ 29	$ 32